Summary of Significant Accounting Policies (Details) - Schedule of property and equipment at cost less accumulated depreciation	12 Months Ended
Jun. 30, 2022
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvement	Shorter of the remaining lease terms or estimated useful lives
Motor vehicles	5 years
Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Office furniture, equipment and others	3 years
Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Office furniture, equipment and others	5 years